Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives and residual value are as follows:
Category	Estimated useful lives	Residual value
Vehicles	3-5 years	5%
Office equipment and furniture	3-5 years	5%
Electronic equipment	3 years	5%
Computer software	5, 10 years	nil
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	nil
Others	3-10 years	5%

Schedule of Consolidated Financial Statements	The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31 and May 17, 2023.
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2023	$-	$-	$661	$661
As of May 17, 2023	$-	$-	$32	$32

Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Private Warrants
Fair value as of December 31, 2022	$-
Acquired from the Business Combination	32
Settlements	-
Change in fair value	629
Fair value as of December 31, 2023	$661

Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant	The significant unobservable inputs used in the measurement of fair value of Private Warrant as of December 31, 2023 are as follows:
As of December 31, 2023
Expected term (in years)	4.38
Volatility	64.34%
Risk-free interest rate	3.90%
Dividend yield	-

Schedule of Revenues are Disaggregated by Timing of Revenue Recognition	The Group’s revenues are disaggregated by timing of revenue recognition as follows:
	For the years ended December 31,
	2021	2022	2023
Revenue recognized at a point in time	$244,646	$266,934	$333,088
Revenue recognized over time	4,589	15,479	30,658
Total revenues	$249,235	$282,413	$363,746

Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	As of December 31,
	2022	2023
Balance sheet items, except for equity accounts	6.8972	7.0999
	For the Years Ended December 31,
	2021	2022	2023
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.4508	6.7290	7.0809